Options (Details Narrative) - shares	3 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 23, 2028	Nov. 30, 2020
Options Outstanding	1,309,000	1,489,500
Stock option share-based compensation forfeiture rate	4.00%	4.00%
Common shares, outstanding			33,092,665	23,678,105
Employee Stock Option Plan [Member]
Share-based compensation arrangement by share-based payment award, options, grants in period	2,000,267
Common shares, outstanding	3,309,267
Lower [Member]
Options granted, term	5 months
Upper [Member]
Options granted, term	10 months